UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05655

Deutsche Municipal Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 11/30

Date of reporting period: 8/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2015 (Unaudited)

Deutsche Municipal Income Trust

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 120.5%
Arizona 1.2%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2037, GTY: Citibank NA	1,050,000	1,140,310
5.5%, 12/1/2029, GTY: Citibank NA	1,400,000	1,663,340
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Series A, 5.0%, 7/1/2040	3,000,000	3,272,910
		6,076,560
California 20.4%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Series F-1, Prerefunded, 5.125%, 4/1/2039	5,000,000	5,734,650
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2039	3,500,000	4,001,480
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	3,180,000	4,349,127
California, San Gorgonio Memorial Healthcare, Election of 2006, Series C, Prerefunded, 7.2%, 8/1/2039	5,000,000	5,633,550
California, South Bayside Waste Management Authority, Solid Waste Enterprise Revenue, Shoreway Environmental Center, Series A, 6.25%, 9/1/2029	5,345,000	6,293,684
California, State General Obligation:
5.0%, 11/1/2043	5,000,000	5,626,800
5.25%, 4/1/2035	4,295,000	4,917,990
5.5%, 3/1/2040	1,370,000	1,592,036
6.0%, 4/1/2038	10,000,000	11,655,500
California, State Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series B, 0.01% *, 3/1/2047, LOC: Bank of Montreal	1,000,000	1,000,000
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.375%, 11/1/2034	2,000,000	2,400,100
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/1/2034	6,640,000	7,773,116
California, Statewide Communities Development Authority Revenue, American Baptist Homes of the West, 6.25%, 10/1/2039, GTY: American Baptist Homes of the Midwest	1,250,000	1,378,450
Corona-Norco, CA, Unified School District, Election of 2006, Series A, Prerefunded, 5.0%, 8/1/2031, INS: AGMC	5,130,000	5,565,127
Long Beach, CA, Harbor Revenue, Series D, 5.0%, 5/15/2039	1,065,000	1,218,072
Los Angeles, CA, Community College District, Election of 2008, Series C, 5.25%, 8/1/2039	3,000,000	3,487,800
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series B, 5.0%, 5/15/2035	8,500,000	9,606,700
Port Oakland, CA, Series A, AMT, 5.0%, 11/1/2027, INS: NATL	5,850,000	6,290,563
San Diego County, CA, Regional Airport Authority Revenue, Series B, AMT, 5.0%, 7/1/2043	7,000,000	7,588,840
San Diego, CA, Community College District, Election of 2006, 5.0%, 8/1/2036	2,850,000	3,263,335
San Diego, CA, Unified School District, Election 2012, Series C, 5.0%, 7/1/2035	5,000,000	5,745,950
University of California, State Revenues, Series AL-1, 0.01% *, 5/15/2048	2,000,000	2,000,000
		107,122,870
Colorado 4.4%
Colorado, E-470 Public Highway Authority Revenue, Series A-1, 5.5%, 9/1/2024, INS: NATL	2,500,000	2,500,000
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities, Inc., Prerefunded, 5.0%, 12/1/2035	2,500,000	2,529,625
Colorado, State Board of Governors, Colorado State University System Revenue, Series E-1, 5.0%, 3/1/2040 (a)	8,000,000	8,997,200
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	5,450,000	6,377,699
Denver, CO, City & County Airport Revenue, Series A, AMT, 5.25%, 11/15/2043	2,400,000	2,625,504
		23,030,028
District of Columbia 0.9%
District of Columbia, Metropolitan Airport Authority Systems Revenue:
Series A, AMT, 5.0%, 10/1/2038	800,000	879,104
Series A, AMT, 5.0%, 10/1/2043	3,400,000	3,696,378
		4,575,482
Florida 12.1%
Broward County, FL, Educational Facilities Authority Revenue, Nova Southeastern University, Series A, 0.01% *, 4/1/2038, LOC: Bank of America NA	800,000	800,000
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2035	5,000,000	5,457,100
Series A, 5.5%, 10/1/2041	10,000,000	11,278,700
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A, AMT, 5.25%, 10/1/2033, INS: AGC	8,500,000	9,314,555
Series A-1, 5.375%, 10/1/2035	2,000,000	2,286,940
Miami-Dade County, FL, Educational Facilities Authority Revenue, University of Miami, Series A, 5.75%, 4/1/2028	3,000,000	3,082,950
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2035, INS: AGMC	3,000,000	3,356,070
North Brevard County, FL, Hospital District Revenue, Parrish Medical Center Project:
5.5%, 10/1/2028	1,520,000	1,677,320
Prerefunded, 5.5%, 10/1/2028	3,770,000	4,294,897
5.75%, 10/1/2038	1,440,000	1,588,838
Prerefunded, 5.75%, 10/1/2038	3,560,000	4,082,644
Orlando & Orange County, FL, Expressway Authority Revenue:
Series C, 5.0%, 7/1/2035	2,705,000	3,026,056
Series A, 5.0%, 7/1/2040	11,895,000	13,266,375
		63,512,445
Georgia 8.0%
Atlanta, GA, Airport Revenue:
Series A, 5.0%, 1/1/2035	1,030,000	1,150,809
Series C, AMT, 5.0%, 1/1/2037	1,690,000	1,815,905
Atlanta, GA, Water & Wastewater Revenue, Series A, Prerefunded, 6.25%, 11/1/2039	5,815,000	7,028,939
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare, Series A, 5.5%, 2/15/2045	2,135,000	2,349,482
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2020, GTY: JPMorgan Chase & Co.	7,250,000	8,199,243
Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,883,950
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co., Inc.	10,000,000	11,791,600
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare Systems, 6.5%, 8/1/2038, INS: AGC	3,300,000	3,701,676
		41,921,604
Guam 0.1%
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	535,000	626,030
Hawaii 1.1%
Hawaii, State Airports Systems Revenue, Series A, 5.0%, 7/1/2039	4,200,000	4,599,714
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039, GTY: Hawaiian Electric Co., Inc.	1,000,000	1,139,410
		5,739,124
Idaho 1.0%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center:
5.0%, 7/1/2035, INS: AGMC	2,500,000	2,738,625
6.75%, 11/1/2037	2,135,000	2,437,529
		5,176,154
Illinois 8.4%
Chicago, IL, Airport Revenue, O'Hare International Airport:
Series A, 5.75%, 1/1/2039	5,000,000	5,752,550
Series B, 6.0%, 1/1/2041	9,000,000	10,465,650
Illinois, Finance Authority Revenue, Advocate Health Care Network:
Series B, 5.375%, 4/1/2044	2,500,000	2,739,425
Series D, Prerefunded, 6.5%, 11/1/2038	1,000,000	1,168,980
Illinois, Finance Authority Revenue, Memorial Health Systems, 5.5%, 4/1/2039	4,200,000	4,611,054
Illinois, Finance Authority Revenue, Northwest Community Hospital, Series A, 5.5%, 7/1/2038	5,750,000	6,241,797
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place, Series B, 5.0%, 6/15/2050, INS: AGMC	3,000,000	3,065,070
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	915,000	1,076,333
Illinois, State Finance Authority Revenue, Ascension Health Credit Group, Series A, 5.0%, 11/15/2032	730,000	814,264
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 5/15/2041	1,580,000	1,693,634
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2038	4,445,000	4,978,222
Illinois, State General Obligation, 5.5%, 7/1/2038	385,000	409,109
University of Illinois, Auxiliary Facilities Systems, Series A, 5.25%, 4/1/2041	1,250,000	1,360,700
		44,376,788
Indiana 1.4%
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, Prerefunded, 6.75%, 3/1/2039	1,745,000	2,084,525
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, 5.0%, 3/1/2041	5,000,000	5,353,100
		7,437,625
Kentucky 1.8%
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2042, INS: AGC	4,000,000	4,244,640
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	5,000,000	5,144,050
		9,388,690
Louisiana 1.1%
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	3,000,000	3,235,350
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	2,315,000	2,391,372
		5,626,722
Maryland 0.6%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, Prerefunded, 6.75%, 7/1/2039	1,100,000	1,334,718
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital, Prerefunded, 5.75%, 1/1/2033	1,500,000	1,662,240
		2,996,958
Massachusetts 1.3%
Massachusetts, State Development Finance Agency Revenue, Northeastern University, Series A, 5.25%, 3/1/2037	2,500,000	2,833,025
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	3,570,000	3,995,687
		6,828,712
Michigan 4.6%
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, 5.25%, 7/1/2039	1,120,000	1,200,842
Michigan, State Building Authority Revenue, Series I-A, 5.375%, 10/15/2041	7,500,000	8,579,250
Michigan, State Building Authority Revenue, Facilities Program:
Series I, 5.0%, 4/15/2038	1,930,000	2,160,924
Series H, 5.125%, 10/15/2033	2,495,000	2,775,937
Series I, 6.0%, 10/15/2038	1,000,000	1,132,720
Michigan, State Finance Authority Revenue, Trinity Health Corp., 5.0%, 12/1/2035	665,000	736,268
Michigan, State Hospital Finance Authority Revenue, Henry Ford Health Hospital, 5.75%, 11/15/2039	5,000,000	5,666,050
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, Prerefunded, 8.25%, 9/1/2039	1,800,000	2,189,988
		24,441,979
Minnesota 0.2%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, Prerefunded, 6.75%, 11/15/2032	1,140,000	1,333,743
Mississippi 0.3%
Warren County, MS, Gulf Opportunity Zone, International Paper Co., Series A, 6.5%, 9/1/2032	1,525,000	1,728,389
Nevada 3.9%
Clark County, NV, Airport Revenue, Series B, 5.125%, 7/1/2036	4,305,000	4,805,629
Henderson, NV, Health Care Facility Revenue, Catholic Healthcare West, Series B, 5.25%, 7/1/2031	10,000,000	10,480,300
Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	4,830,000	5,366,178
		20,652,107
New Jersey 2.3%
New Jersey, Hospital & Healthcare Revenue, General Hospital Center at Passaic, ETM, 6.75%, 7/1/2019, INS: AGMC	4,125,000	4,642,770
New Jersey, State Economic Development Authority Revenue, The Goethals Bridge Replacement Project, AMT, 5.125%, 7/1/2042, INS: AGMC	1,250,000	1,350,138
New Jersey, State Transportation Trust Fund Authority, Transportation Program, Series AA, 5.5%, 6/15/2039	1,730,000	1,816,967
New Jersey, State Transportation Trust Fund Authority, Transportation Systems, Series A, 6.0%, 12/15/2038	1,955,000	2,133,433
New Jersey, State Turnpike Authority Revenue, Series E, 5.25%, 1/1/2040	1,750,000	1,924,142
		11,867,450
New York 9.9%
New York, Metropolitan Transportation Authority Revenue:
Series C, 5.0%, 11/15/2038	6,000,000	6,645,660
Series D, 5.0%, 11/15/2038	1,090,000	1,213,911
Series C, 5.0%, 11/15/2042	5,000,000	5,498,900
Series A-1, 5.25%, 11/15/2039	4,000,000	4,556,520
New York, State Agency General Obligation Lease, Higher Education Revenue, Dormitory Authority, City University, Series A, 5.625%, 7/1/2016	545,000	568,053
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series B, 5.0%, 2/15/2035	5,000,000	5,735,850
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2036	2,000,000	2,264,380
New York, State Housing Finance Agency, Historic Front Street, Series A, 0.02% *, 11/1/2036, LOC: Landesbank Hessen-Thuringen	800,000	800,000
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	8,000,000	9,142,480
New York, State Urban Development Corp. Revenue, Series A3C, 0.02% *, 3/15/2033, SPA: JPMorgan Chase Bank NA	1,700,000	1,700,000
New York, Utility Debt Securitization Authority, Restructuring Revenue:
Series TE, 5.0%, 12/15/2034	800,000	923,600
Series TE, 5.0%, 12/15/2035	1,000,000	1,151,310
New York City, NY, Housing Development Corp., 1090 Franklin Avenue Associates LLC, Series A, AMT, 0.03% *, 12/1/2037, LOC: Citibank NA	800,000	800,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second General Resolution:
Series AA, 5.0%, 6/15/2044	5,000,000	5,662,000
Series EE, 5.375%, 6/15/2043	3,750,000	4,375,575
Port Authority of New York & New Jersey, One Hundred Eighty-Fourth:
5.0%, 9/1/2036	205,000	235,908
5.0%, 9/1/2039	510,000	580,870
		51,855,017
North Carolina 0.7%
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health System, Series D, Prerefunded, 6.25%, 12/1/2033	3,000,000	3,504,780
North Dakota 0.7%
Fargo, ND, Sanford Health Systems Revenue, 6.25%, 11/1/2031	3,240,000	3,928,176
Ohio 2.9%
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, 6.5%, 11/15/2037	1,500,000	1,851,585
Ohio, State Hospital Facility Revenue, Cleveland Clinic Health:
Series A, 5.5%, 1/1/2039	5,000,000	5,649,550
Series B, 5.5%, 1/1/2039	3,500,000	3,954,685
Ohio, State Turnpike Commission, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/2039	3,520,000	3,985,238
		15,441,058
Pennsylvania 3.2%
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical, 5.625%, 8/15/2039	1,700,000	1,905,003
Franklin County, PA, Industrial Development Authority Revenue, Chambersburg Hospital Project, 5.375%, 7/1/2042	7,000,000	7,625,730
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	1,560,000	1,711,242
Pennsylvania, State Turnpike Commission Revenue, Series A, 5.0%, 12/1/2038	2,030,000	2,250,113
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	2,835,000	3,136,162
		16,628,250
Puerto Rico 0.9%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.5%, 8/1/2042	2,255,000	869,776
Series A, 6.0%, 8/1/2042	3,200,000	1,250,080
Series A, 6.375%, 8/1/2039	7,135,000	2,822,891
		4,942,747
Rhode Island 0.4%
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, University of Rhode Island, Series A, 6.25%, 9/15/2034	2,000,000	2,270,180
South Carolina 3.6%
Charleston County, SC, Airport District, Airport System Revenue, Series A, AMT, 5.875%, 7/1/2032	6,560,000	7,633,675
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2031	1,000,000	1,098,280
South Carolina, State Ports Authority Revenue, 5.25%, 7/1/2040	2,550,000	2,836,595
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, 5.75%, 12/1/2043	6,220,000	7,381,585
		18,950,135
Tennessee 1.7%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue, 5.0%, 12/15/2021, GTY: Merrill Lynch & Co., Inc.	2,000,000	2,264,340
Jackson, TN, Hospital Revenue, Jackson-Madison Project:
5.625%, 4/1/2038	1,080,000	1,170,677
Prerefunded, 5.625%, 4/1/2038	2,920,000	3,275,919
Sullivan County, TN, Health, Educational & Housing Facilities Board, Hospital Revenue, Wellmont Health Systems Project, Series C, 5.25%, 9/1/2036	2,050,000	2,119,372
		8,830,308
Texas 16.4%
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare System, Series B, Prerefunded, 7.25%, 12/1/2035	1,000,000	1,200,520
Harris County, TX, Houston Port Authority, Series A, AMT, 6.25%, 10/1/2029	3,000,000	3,410,970
Houston, TX, Airport Revenue, People Mover Project, Series A, AMT, 5.5%, 7/15/2017, INS: AGMC	1,425,000	1,431,198
North Texas, Tollway Authority Revenue:
First Tier, Series A, 5.625%, 1/1/2033	3,500,000	3,803,625
Second Tier, Series F, Prerefunded, 5.75%, 1/1/2038	6,500,000	7,243,015
First Tier, 6.0%, 1/1/2043	5,000,000	5,792,700
North Texas, Tollway Authority Revenue, Special Project Systems, Series D, 5.0%, 9/1/2032	2,000,000	2,298,240
Texas, Dallas/Fort Worth International Airport Revenue:
Series F, AMT, 5.0%, 11/1/2035	2,000,000	2,183,740
Series H, AMT, 5.0%, 11/1/2042	5,425,000	5,733,791
Series F, 5.25%, 11/1/2033	3,500,000	4,039,105
Series A, 5.25%, 11/1/2038	4,000,000	4,532,240
Texas, Grand Parkway Transportation Corp., System Toll Revenue:
Series B, 5.0%, 4/1/2053	3,500,000	3,807,370
Series B, 5.25%, 10/1/2051	5,000,000	5,582,550
Texas, Gulf Coast Waste Disposal Authority, Exxon Mobil Corp. Project, Series A, AMT, 0.01% *, 6/1/2030	1,000,000	1,000,000
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series B, 0.892% **, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	1,500,000	1,335,000
Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,988,400
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021, GTY: The Goldman Sachs Group, Inc.	1,155,000	1,327,314
5.5%, 8/1/2025, GTY: The Goldman Sachs Group, Inc.	7,250,000	8,569,210
Texas, Southwest Higher Education Authority, Inc., Southern Methodist University Project, 5.0%, 10/1/2035	1,600,000	1,809,984
Texas, State General Obligation, Series B, 0.01% *, 12/1/2042, LOC: Sumitomo Mitsui Banking	1,000,000	1,000,000
Texas, State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue:
5.0%, 12/15/2030	250,000	270,253
5.0%, 12/15/2031	3,165,000	3,410,921
5.0%, 12/15/2032	2,000,000	2,148,800
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	1,235,000	1,357,413
West Harris County, TX, Regional Water Authority, Water Systems Revenue, 5.0%, 12/15/2035	6,500,000	7,244,835
		86,521,194
Virgin Islands 0.5%
Virgin Islands, Public Finance Authority Revenue, Gross Receipts Tax Loan Notes, Series A, 5.0%, 10/1/2032	2,500,000	2,692,575
Virginia 0.3%
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	1,370,000	1,571,828
Washington 3.8%
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	6,000,000	6,480,720
Washington, State Health Care Facilities Authority, Catholic Health Initiatives, Series A, 5.0%, 2/1/2041	5,000,000	5,370,850
Washington, State Health Care Facilities Authority, Swedish Health Services, Series A, Prerefunded, 6.75%, 11/15/2041	1,825,000	2,329,211
Washington, State Motor Vehicle Tax-Senior 520 Corridor Program, Series C, 5.0%, 6/1/2031	5,000,000	5,730,900
		19,911,681
Wisconsin 0.4%
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group:
5.0%, 8/15/2039	460,000	501,014
Prerefunded, 6.625%, 2/15/2039	1,555,000	1,845,816
		2,346,830

Total Municipal Bonds and Notes (Cost $561,217,573)		633,854,219
Underlying Municipal Bonds of Inverse Floaters (b) 39.3%
Florida 6.8%
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2023, INS: AGMC (c)	3,740,000	4,116,859
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2024, INS: AGMC (c)	3,915,000	4,309,493
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2025, INS: AGMC (c)	4,122,500	4,537,902
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2026, INS: AGMC (c)	4,317,500	4,752,551
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2032, INS: AGMC (c)	16,470,000	18,129,592
Trust: Miami-Dade County, FL, Transit Improvements, Series 2008-1160, 144A, 9.401%, 7/1/2016, Leverage Factor at purchase date: 2 to 1
		35,846,397
Massachusetts 4.8%
Massachusetts, State Water Pollution Abatement Trust, Series 13, 5.0%, 8/1/2032 (c)	18,250,000	19,784,172
Massachusetts, State Water Pollution Abatement Trust, Series 13, 5.0%, 8/28/2037 (c)	5,000,000	5,420,321
Trust: Massachusetts, State Pollution Control, Water Utility Improvements, Series 3159, 144A, 13.811%, 2/1/2017, Leverage Factor at purchase date: 3 to 1
		25,204,493
Nevada 6.0%
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2028 (c)	9,447,355	10,324,525
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2029 (c)	9,919,723	10,840,751
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/3/2030 (c)	9,627,878	10,521,808
Trust: Clark County, NV, General Obligation, Series 3158, 144A, 13.813%, 6/1/2016, Leverage Factor at purchase date: 3 to 1
		31,687,084
New York 11.7%
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2026 (c)	10,000,000	10,683,342
Trust: New York, State Dormitory Authority Revenue, Series 3160, 144A, 13.813%, 9/15/2016, Leverage Factor at purchase date: 3 to 1
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2024 (c)	10,000,000	10,690,100
Trust: New York, State Dormitory Authority Revenue, Secondary Issues, Series 1955-3, 144A, 18.32%, 9/15/2016, Leverage Factor at purchase date: 4 to 1
New York, State Dormitory Authority Revenues, State Supported Debt, University Dormitory Facilities, 5.0%, 7/1/2025 (c)	5,425,000	5,861,366
New York, State Dormitory Authority Revenues, State Supported Debt, University Dormitory Facilities, 5.0%, 7/1/2027 (c)	8,080,000	8,729,925
Trust: New York, State Dormitory Authority Revenues, Series 3169, 144A, 13.81%, 7/1/2025, Leverage Factor at purchase date: 3 to 1
New York, Triborough Bridge & Tunnel Authority Revenues, Series C, 5.0%, 11/15/2033 (c)	6,000,000	6,644,040
Trust: New York, Triborough Bridge & Tunnel Authority Revenues, Series 2008-1188, 144A, 9.37%, 11/15/2033, Leverage Factor at purchase date: 2 to 1
New York City, NY, Transitional Finance Authority Revenue, Series C-1, 5.0%, 11/1/2027 (c)	17,560,000	19,000,096
Trust: New York City, NY, Series 2008-1190, 144A, 9.37%, 11/1/2027, Leverage Factor at purchase date: 2 to 1
		61,608,869
Tennessee 6.6%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2027 (c)	10,756,695	11,805,472
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-3, 144A, 18.315%, 1/1/2016, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2026 (c)	10,200,000	11,194,500
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-2, 144A, 18.32%, 1/1/2016, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2028 (c)	10,564,925	11,595,000
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-4, 144A, 18.328%, 1/1/2016, Leverage Factor at purchase date: 4 to 1
		34,594,972
Virginia 3.4%
Virginia, State Resource Authority, Clean Water Revenue, 5.0%, 10/1/2027 (c)	8,190,000	9,212,992
Virginia, State Resource Authority, Clean Water Revenue, 5.0%, 10/1/2028 (c)	7,630,000	8,583,044
Trust: Virginia, State Resource Authority, Clean Water Revenue, Series 2917, 144A, 11.492%, 10/1/2028, Leverage Factor at purchase date: 2.5 to 1
		17,796,036
Total Underlying Municipal Bonds of Inverse Floaters (Cost $191,093,461)		206,737,851
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $752,311,034) †	159.8	840,592,070
Floating Rate Notes (b)	(22.7)	(119,181,576)
Series 2015 MTPS, at Liquidation Value	(37.8)	(198,750,000)
Other Assets and Liabilities, Net	0.7	3,464,198

Net Assets Applicable to Common Shareholders	100.0	526,124,692

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of August 31, 2015.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of August 31, 2015.
†	The cost for federal income tax purposes was $629,945,959. At August 31, 2015, net unrealized appreciation for all securities based on tax cost was $91,464,535. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $98,621,035 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,156,500.
(a)	When-issued security.
(b)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(c)	Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2015 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (d)	$—	$840,592,070	$—	$840,592,070
Total	$—	$840,592,070	$—	$840,592,070

There have been no transfers between fair value measurement levels during the period ended August 31, 2015.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Municipal Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2015